Consolidated Balance Sheets (Lazy Days' R.V. Center, Inc.) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity
Total stockholders' equity	$ 50,833	$ 57,034
Lazydays' RV Center Inc [Member]
Current assets
Cash	13,292	4,158
Receivables, net of allowance for doubtful accounts of $1,013 and $705 at December 31, 2017 and December 31, 2016, respectively	19,911	13,686
Inventories	114,170	124,067
Income tax receivable		1,327
Prepaid expenses and other	2,062	3,241
Total current assets	149,435	146,479
Property and equipment, net	45,669	48,448
Goodwill	25,216	25,216
Intangible assets, net	25,862	26,606
Deferred tax asset	144
Other assets	219	395
Total assets	246,545	247,144
Current liabilities
Accounts payable, accrued expenses and other current liabilities	25,181	23,037
Income tax payable	1,536
Contingent liability, current portion	667	1,333
Financing liability, current portion	595	465
Floor plan notes payable, net of debt discount	104,976	95,682
Revolving line of credit		3,000
Long-term debt, current portion	1,870	1,871
Total current liabilities	134,825	125,388
Long term liabilities
Long term debt, non-current portion, net of debt discount	7,207	8,986
Financing liability, non-current portion, net of debt discount	53,680	54,183
Contingent liability, non-current portion		667
Deferred tax liability		886
Total liabilities	195,712	190,110
Stockholders' Equity
Preferred stock, $0.001 par value 150,000 shares authorized: Senior Preferred Stock, convertible and 8% cumulative dividend; 10,000 shares designated; -0- and 10,000 shares issued and outstanding; liquidation preference $0 and $10,000 at December 31, 2017 and December 31, 2016, respectively
Common stock, $0.001 par value; 4,500,000 shares authorized; 3,333,331 and 1,000,000 shares issued and 3,333,166 and 999,835 shares outstanding at December 31, 2017 and December 31, 2016, respectively	3	1
Additional paid-in capital	49,756	49,261
Treasury stock, 165 shares, at cost	(11)	(11)
Retained earnings	1,085	7,783
Total stockholders' equity	50,833	57,034
Total liabilities and stockholders' equity	$ 246,545	$ 247,144